Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Note 6 – Other revenues

Other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Amortization of unfavorable contracts	-	24	39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26

The unfavorable contract values arose from the acquisition of Smedvig and Eastern Drilling in 2006 and represent the net present value of the existing contracts compared to the current market rates, discounted at the weighted average cost of capital. The estimated unfavorable contract values have been amortized and recognized under other revenues over the terms of the contracts, ranging from two to five years and are fully amortized at December 31, 2011. The favorable contract values arose from the acquisition of Scorpion in June 2010 and are amortized over a period ranging from 20 to 36 months. As of December 31, 2012 unamortized amount of favorable contracts amounted to $3 million. Related party revenues are with Varia Perdana and its subsidiary Crest Tender Rigs Pte Ltd (together "Varia Group"), and Asia Offshore Drilling. We provide management support and administrative services for Asia Offshore Drilling and receive bare boat fees from Varia Group.